SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Intangible Assets (Details)	Dec. 31, 2024
Patents
Finite-Lived Intangible Assets [Line Items]
Useful lives in years	12 years
Trademarks | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful lives in years	2 years
Trademarks | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful lives in years	7 years
Customers relationship
Finite-Lived Intangible Assets [Line Items]
Useful lives in years	4 years
Purchased technology | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful lives in years	1 year
Purchased technology | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful lives in years	7 years